Cover	Mar. 11, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the information disclosed under Item 5.02 of the Current Report on Form 8-K filed on March 12, 2024 (the “Original Form 8-K”) by Cencora, Inc. (the “Company”), which disclosed (i) that Steven H. Collis will retire from the role of Chief Executive Officer (“CEO”) effective October 1, 2024 (the “Effective Date”) and become Executive Chairman of the Board of Directors of the Company (the “Board”) as of such date and (ii) the appointment of Robert P. Mauch as the Company’s President and CEO, as of the Effective Date, at which time Mr. Mauch will also join the Board. The sole purpose of this Amendment is to provide Messrs. Collis and Mauch’s compensation arrangements in connection with their new positions as of the Effective Date.
Document Period End Date	Mar. 11, 2024
Entity File Number	1-6671
Entity Registrant Name	Cencora, Inc.
Entity Central Index Key	0001140859
Entity Tax Identification Number	23-3079390
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 West First Avenue
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428-1800
City Area Code	610
Local Phone Number	727-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	COR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false